Expense Example (dei_DocumentInformationDocumentAxis, (Delaware Limited-Term Diversified Income Fund), USD $)	0 Months Ended
Apr. 30, 2013
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 355
Expense Example, with Redemption, 3 Years	558
Expense Example, with Redemption, 5 Years	777
Expense Example, with Redemption, 10 Years	1,407
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	283
Expense Example, with Redemption, 3 Years	540
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	1,453
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	269
Expense Example, with Redemption, 3 Years	523
Expense Example, with Redemption, 5 Years	902
Expense Example, with Redemption, 10 Years	1,965
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	118
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	682
Expense Example, with Redemption, 10 Years	$ 1,514